Assets/Liabilities for Insurance Contracts and Reinsurance Contracts - Assets and Liabilities Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	$ 19,798,609	$ 7,047,074
Insurance Contracts Liabilities	(213,072,128)	(8,200,719)
Reinsurance Contract Assets	57,684,449	199,094
Reinsurance Contracts Liabilities	(4,361,482)	0
Insurance contracts
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	19,798,609	7,047,074
Insurance Contracts Liabilities	(213,072,128)	(8,200,719)
Liabilities for remaining coverage	39,949,609	6,390,376
Liabilities for incurred claims	(233,223,128)	(7,544,021)
Insurance contracts | Estimates of the present value of cash flows
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(3,699,921)	(4,551,738)
Liabilities for incurred claims	(229,691,117)	(7,116,827)
Insurance contracts | Risk adjustment
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(175,337)	(58,555)
Liabilities for incurred claims	(3,532,011)	(427,194)
Insurance contracts | Cost service margin
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(2,574,959)	(3,375,041)
Insurance contracts | Premium reserve - Simplified Model
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	46,399,826	14,375,710
Reinsurance contracts
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	8,709,131	(260,825)
Liabilities for incurred claims	(44,613,836)	(459,919)
Reinsurance Contract Assets	57,684,449	199,094
Reinsurance Contracts Liabilities	(4,361,482)	0
Reinsurance contracts | Estimates of the present value of cash flows
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	0	0
Liabilities for incurred claims	(44,480,361)	(439,410)
Reinsurance contracts | Risk adjustment
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	0	0
Liabilities for incurred claims	(133,475)	(20,509)
Reinsurance contracts | Cost service margin
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	0	0
Reinsurance contracts | Premium reserve - Simplified Model
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	$ 8,709,131	$ (260,825)